Report Of The Directors Strategic Report - Adjusted Balance Sheet Reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Jun. 30, 2017
Consolidation Items [Line Items]
Loans and advances to customers (net)	$ 973,443	$ 949,737	$ 962,964
Interests in associates and joint ventures	22,572	21,802	22,744
Total external assets	2,607,314	2,518,430	2,521,771
Customer accounts	1,356,307	$ 1,360,227	1,364,462
Adjusted
Consolidation Items [Line Items]
Loans and advances to customers (net)	973,443		943,545	$ 919,141
Interests in associates and joint ventures	22,572		22,484	21,307
Total external assets			2,477,799	2,496,050
Customer accounts	$ 1,356,307		1,339,663	$ 1,311,383
Currency translation
Consolidation Items [Line Items]
Loans and advances to customers (net)			19,419
Interests in associates and joint ventures			260
Total external assets			43,972
Customer accounts			$ 24,799

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.